Note 8 - Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2015	$629,310
2016	1,242,706
2017	1,101,769
2018	580,604
2019	247,301
Thereafter	104,961
Total	$3,906,651

2015	$444,746
2016	465,404
2017	440,212
2018	293,812
2019	154,055
Thereafter	-
$1,798,229